SUBSEQUENT EVENTS (Details Narrative)	Feb. 01, 2024
Subsequent Event [Member] | Huahui (Huaian) Education Equipment Technology Co., Limited [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%